As filed with the Securities and Exchange Commission on May 20, 2016

Securities Act File No. 033-27247

Investment Company Act File No. 811-05773

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 60	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 66 (Check appropriate box or boxes)	☒

VOYA BALANCED PORTFOLIO, INC.

(Exact Name of Registrant Specified in Charter)

7337 E. Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code:  (800) 992-0180

Huey P. Falgout, Jr., Esq. Voya Investments, LLC 7337 E. Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258 (Name and Address of Agent for Service)	With copies to: Elizabeth J. Reza Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, MA 02199

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box):

☒ Immediately upon filing pursuant to paragraph (b)	☐ On (date) pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (b)	☐ 75 days after filing pursuant to paragraph (a)(2)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐        This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Shares of Capital Stock, par value $0.001 per share.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 60 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 60 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 20th day of May, 2016.

VOYA BALANCED PORTFOLIO, INC.

By:	/s/ Huey P. Falgout Jr.
Huey P. Falgout Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

	President, Chief Executive Officer and Interested Director	May 20, 2016
Shaun P. Mathews*

	Senior Vice President and Chief/Principal Financial Officer	May 20, 2016
Todd Modic*

	Director	May 20, 2016
Colleen D. Baldwin*

	Director	May 20, 2016
John V. Boyer*

	Director	May 20, 2016
Patricia Chadwick*

	Director	May 20, 2016
Peter S. Drotch*

	Director	May 20, 2016
Martin J. Gavin*

	Director	May 20, 2016
Russell H. Jones*

	Director	May 20, 2016
Patrick W. Kenny*

	Director	May 20, 2016
Joseph E. Obermeyer*

	Director	May 20, 2016
Sheryl K. Pressler*

	Director	May 20, 2016
Christopher P. Sullivan*

	Director	May 20, 2016
Roger B. Vincent*

*By:
/s/ Huey P. Falgout Jr.
Huey P. Falgout Jr.
Attorney-in-Fact**

**	Powers of attorney for Todd Modic and each Director were filed as attachments to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A Registration Statement on February 16, 2016 and are incorporated herein by reference.

EXHIBIT INDEX

Voya Balanced Portfolio, Inc.

Exhibit Number	Exhibit Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase